Equity - Schedule of Assumption of Black-Scholes Option Pricing Model (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Equity [Abstract]
Exercise price	$ 0.39	$ 0.20
Expected term	3 years 9 months	3 years 2 months 30 days
Risk-free interest rate	0.38%	2.43%
Estimated volatility	318.00%	533.64%
Expected dividend	0.00%	0.00%
Option price at valuation date	$ 0.31	$ 0.19